Loans and Accounts Receivable From Customers - Schedule of Detail of Loans and Receivables Sold (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Credit value		$ 170,987
Provision		130,584
Provision	$ 233,612	208,859
Sale value		47,977
Exchange differences		18
Results recognized in the year		7,592
Current portfolio [member]
Disclosure of financial assets [line items]
Credit value		170,987
Provision		130,584
Sale value		44,548
Exchange differences		183
Results recognized in the year		4,328
Charge-offs [member]
Disclosure of financial assets [line items]
Sale value		3,429
Exchange differences		(165)
Results recognized in the year		3,264
CAE portfolio [member]
Disclosure of financial assets [line items]
Credit value	29,054	51,716
Provision	(380)	(997)
Sale value	34,481	60,028
Adjustment to EIR	1,073	4,769
Results recognized in the year	$ 4,734	$ 4,540